Consolidated Balance Sheets - USD ($) $ in Thousands	May 31, 2018	May 31, 2017
Current Assets
Cash and cash equivalents	$ 244,422	$ 350,497
Trade accounts receivable (less allowances of $46,344 and $44,138, respectively)	1,113,818	995,330
Inventories	834,461	788,197
Prepaid expenses and other current assets	278,230	263,412
Total current assets	2,470,931	2,397,436
Property, Plant and Equipment, at Cost	1,575,875	1,484,579
Allowance for depreciation	(795,569)	(741,893)
Property, plant and equipment, net	780,306	742,686
Other Assets
Goodwill	1,192,174	1,143,913
Other intangible assets, net of amortization	584,272	573,092
Deferred income taxes	21,897	19,793
Other	222,242	213,529
Total other assets	2,020,585	1,950,327
Total Assets	5,271,822	5,090,449
Current Liabilities
Accounts payable	592,281	534,718
Current portion of long-term debt	3,501	253,645
Accrued compensation and benefits	177,106	181,084
Accrued losses	22,132	31,735
Other accrued liabilities	211,706	234,212
Total current liabilities	1,006,726	1,235,394
Long-Term Liabilities
Long-term debt, less current maturities	2,170,643	1,836,437
Other long-term liabilities	356,892	482,491
Deferred income taxes	104,023	97,427
Total long-term liabilities	2,631,558	2,416,355
Commitments and contingencies (Note P)
Stockholders' Equity
Preferred stock, par value $0.01; authorized 50,000 shares; none issued
Common stock, par value $0.01; authorized 300,000 shares; issued 141,716 and outstanding 133,647 as of May 2018; issued 141,242 and outstanding 133,563 as of May 2017	1,336	1,336
Paid-in capital	982,067	954,491
Treasury stock, at cost	(236,318)	(218,222)
Accumulated other comprehensive (loss)	(459,048)	(473,986)
Retained earnings	1,342,736	1,172,442
Total RPM International Inc. stockholders' equity	1,630,773	1,436,061
Noncontrolling Interest	2,765	2,639
Total equity	1,633,538	1,438,700
Total Liabilities and Stockholders' Equity	$ 5,271,822	$ 5,090,449